Loans, Impaired Loans, and Allowance for Credit Losses (Schedule of Incremental Lifetime ECL Impact) (Details) - CAD ($) $ in Millions	Apr. 30, 2025	Oct. 31, 2024
IFRS Statement [Line Items]
Incremental lifetime ECLs impact	$ 1,885	$ 1,953
12-month expected credit losses [member]
IFRS Statement [Line Items]
All performing loans and off-balance sheet instruments using 12-month ECLs	6,067	5,631
Stage One and Two [member]
IFRS Statement [Line Items]
Probability-weighted ECLs	$ 7,952	$ 7,584